Risk Report - Market Risk - Nontrading Market Risk Exposures - Carrying Value and Economic Capital Usage for Nontrading Market Risk Portfolios (Detail: Text Values) - EUR (€) € in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Carrying Value and Economic Capital Usage for Nontrading Market Risk Portfolios
Economic Capital Usage For Nontrading Market Risk Total	€ 5.0
Movement in Economic Capital Usage For Nontrading Market Risk Total		€ 0.6